RETIREMENT PLANS AND OTHER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
Information regarding the Company’s plans, including SERP, was as follows (in millions, except percent values):

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation at end of year	$161.2	$167.2	$209.7	$214.9
Change in benefit obligation:
Benefit obligation at beginning of year	$174.0	$184.9	$217.1	$243.0	$4.9	$5.7
Service cost	0.6	1.1	3.1	2.9	—	—
Interest cost	7.1	7.2	6.5	6.9	0.2	0.2
Transfer to Held for Sale	—	—	(5.5)	—	—	—
Actuarial loss (gain)	2.5	(7.8)	25.9	(9.9)	(0.6)	(0.5)
Benefits paid	(16.6)	(11.4)	(9.4)	(8.8)	(0.3)	(0.5)
Foreign exchange effect	—	—	(26.2)	(17.0)	—	—
Benefit obligation at end of year	167.6	174.0	211.5	217.1	4.2	4.9
Change in plan assets:
Fair value of plan assets at beginning of year	123.1	136.8	111.2	119.0	—	—
Actual return on plan assets	9.5	(2.4)	18.4	(0.3)	—	—
Employer contribution	1.1	0.1	6.7	7.2	0.3	0.5
Employee contribution	—	—	0.4	0.3	—	—
Benefits paid	(16.6)	(11.4)	(9.4)	(8.8)	(0.3)	(0.5)
Foreign exchange effect	—	—	(19.0)	(6.2)	—	—
Fair value of plan assets at end of year	117.1	123.1	108.3	111.2	—	—
Funded status	$(50.5)	$(50.9)	$(103.2)	$(105.9)	$(4.2)	$(4.9)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$1.2	$1.0	$2.4	$3.1	$0.5	$0.6
Non-current liabilities	49.3	49.9	100.8	102.8	3.7	4.3
Total liabilities	$50.5	$50.9	$103.2	$105.9	$4.2	$4.9
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial net loss	$75.6	$78.5	$148.5	$126.5	$—	$0.6
Prior service cost	0.3	0.4	(2.2)	0.2	—	—
Total amounts recognized in accumulated other comprehensive loss	$75.9	$78.9	$146.3	$126.7	$—	$0.6

Schedule of Assumptions Used

	U.S. Pension Benefits			Non-U.S.Pension Benefits			Other Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Weighted-average assumptions as of December 31:
Discount rate(1)	4.03%	4.20%	4.02%	2.27%	3.23%	2.97%	3.81%	3.91%	3.74%
Expected return on plan assets	7.00%	7.50%	7.50%	5.90%	5.93%	5.96%	N/A	N/A	N/A
Rate of compensation increase(1)	3.75%	3.75%	3.75%	0.89%	0.83%	0.84%	N/A	N/A	N/A

Schedule of Net Periodic Benefit Cost Not yet Recognized

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Components of net periodic cost:
Service cost	$0.6	$1.1	$0.9	$3.1	$2.9	$1.6	$—	$—	$—
Interest cost	7.1	7.2	7.2	6.5	6.9	8.9	0.2	0.2	0.2
Expected return on plan assets	(8.3)	(9.9)	(9.2)	(6.0)	(7.0)	(6.7)	—	—	—
Recognition of prior service cost	0.2	0.1	0.1	—	—	2.0	—	—	—
Amortization of actuarial loss	4.2	3.8	2.1	2.5	3.2	1.8	—	0.1	0.1
Other	—	—	—	(0.4)	(0.3)	—	—	—	—
Net periodic cost	$3.8	$2.3	$1.1	$5.7	$5.7	$7.6	$0.2	$0.3	$0.3

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2016	2015	2016	2015	2016	2015
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss):
Net (gain) loss	$1.3	$4.3	$39.7	$(12.9)	$(0.6)	$(0.5)
Amortization of actuarial losses	(4.2)	(3.7)	(5.6)	(7.5)	—	—
Amortization of prior service cost	(0.1)	(0.1)	(2.3)	(0.1)	—	—
Foreign exchange effect	—	—	(12.2)	(12.7)	—	—
Total recognized in other comprehensive income (loss)	$(3.0)	$0.5	$19.6	$(33.2)	$(0.6)	$(0.5)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2017:
Actuarial net loss	$4.1	$3.3	$—
Prior service cost	0.1	—	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2017	$4.2	$3.3	$—

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
For the Company’s plans, including the SERP, that have accumulated benefit obligations in excess of plan assets the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were (in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2016	2015	2016	2015
Projected benefit obligation	$167.6	$174.0	$211.5	$217.1
Accumulated benefit obligation	$161.2	$167.2	$209.7	$214.9
Fair value of plan assets	$117.1	$123.1	$108.3	$111.2

Schedule of Fair Value of Plan Assets by Measurement Levels
The fair value of cash in the table below is based on price quotations in an active market and therefore categorized under Level 1 of the ASC 820 hierarchy. The fair value of the investment funds is priced on the market value of the underlying investments in the portfolio and therefore categorized as Level 2 of the ASC 820 hierarchy. See Note B – “Basis of Presentation,” for an explanation of the ASC 820 hierarchy.

On January 1, 2016, the Company adopted ASU 2015-07, “Fair Value Measurement (Topic 820); Disclosures for Investments in Certain Entities That Calculate Net Asset Value Per Share (or Its Equivalent)” (“ASU 2015-07”). This ASU includes a practical expedient to remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured at the net asset value per share. ASU 2015-07 requires retroactive application and resulted in a reclassification of plan assets of $119.5 million in 2015 from Level 2 to Net asset value (“NAV”).

The fair value of the Company’s plan assets at December 31, 2016 are as follows (in millions):

	U.S. Pension Plan				Non-U.S. Pension Plans
	Total	Level 1	Level 2	NAV	Total	Level 1	Level 2	NAV
Cash, including money market funds	$2.5	$2.5	$—	$—	$2.1	$2.1	$—	$—
U.S. equities	28.6	—	—	28.6	5.9	—	5.9	—
Non-U.S. equities	8.7	—	—	8.7	21.2	—	21.2	—
U.S. corporate bonds	56.4	—	—	56.4	0.9	—	0.9	—
Non-U.S. corporate bonds	—	—	—	—	17.7	—	17.7	—
U.S. government securities	12.7	—	—	12.7	0.6	—	0.6	—
Non-U.S. government securities	0.3	—	—	0.3	29.3	—	29.3	—
Real estate	—	—	—	—	2.8	—	2.8	—
Other securities	7.9	—	—	7.9	27.8	—	27.8	—
Total investments measured at fair value	$117.1	$2.5	$—	$114.6	$108.3	$2.1	$106.2	$—

The fair value of the Company’s plan assets at December 31, 2015 are as follows (in millions):

	U.S. Pension Plan				Non-U.S. Pension Plans
	Total	Level 1	Level 2	NAV	Total	Level 1	Level 2	NAV
Cash, including money market funds	$3.6	$3.6	$—	$—	$4.4	$4.4	$—	$—
U.S. equities	28.5	—	—	28.5	6.3	—	6.3	—
Non-U.S. equities	9.3	—	—	9.3	21.7	—	21.7	—
U.S. corporate bonds	58.7	—	—	58.7	0.1	—	0.1	—
Non-U.S. corporate bonds	—	—	—	—	20.3	—	20.3	—
U.S. government securities	14.0	—	—	14.0	—	—	—	—
Non-U.S. government securities	0.1	—	—	0.1	29.8	—	29.8	—
Real estate	—	—	—	—	3.4	—	3.4	—
Other securities	8.9	—	—	8.9	25.2	—	25.2	—
Total investments measured at fair value	$123.1	$3.6	$—	$119.5	$111.2	$4.4	$106.8	$—

Schedule of Expected Benefit Payments
The Company’s estimated future benefit payments under its plans are as follows (in millions):

Year Ending December 31,	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
2017	$11.6	$8.4	$0.5
2018	$11.4	$6.6	$0.4
2019	$11.3	$6.9	$0.4
2020	$11.4	$7.1	$0.4
2021	$11.2	$7.6	$0.3
2022-2026	$54.5	$41.5	$1.4

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on post-retirement benefit obligation	$0.2	$(0.2)